PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property Plant And Equipment Net
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	As of March 31, 2025	As of December 31, 2024
Computer systems	$318,133	$306,930
Furniture and fittings	88,921	82,657
Electrical fittings	10,146	10,069
Handphone	64,285	63,797
Office equipment	101,468	98,913
Renovation	172,631	171,322
Motor vehicle	300,080	374,419
Property	416,995	413,833
Total property, plant and equipment	$1,472,659	$1,521,940
Less: Accumulated depreciation	(853,655)	(907,267)
Total property, plant and equipment, net	$619,004	$614,673

	As of December 31, 2024	As of December 31, 2023
Computer systems	$306,930	$259,798
Furniture and fittings	82,657	79,933
Electrical fittings	10,069	9,808
Handphone	63,797	51,000
Office equipment	98,913	93,578
Renovation	171,322	83,097
Motor vehicle	374,419	364,726
Property	413,833	403,120
Total property, plant and equipment	$1,521,940	$1,345,060
Less: Accumulated depreciation	(907,267)	(824,844)
Total property, plant and equipment, net	$614,673	$520,216

SCHEDULE OF INVESTMENT IN PROPERTY AND PLANT

	For three months ended March 31, 2025	For the year ended December 31, 2024
Investment in computer systems	$8,841	$39,432
Investment in furniture and fittings	5,622	587
Investment in electrical fittings	-	-
Investment in handphone	-	11,216
Investment in office equipment	1,795	2,792
Investment in renovation	-	84,316
Total investment in property, plant and equipment	$16,258	$138,343

Depreciation for the period	16,623	$59,305

	For the year ended December 31, 2024	For the year ended December 31, 2023
Investment in computer systems	$39,432	$17,874
Investment in furniture and fittings	587	371
Investment in electrical fittings	-	278
Investment in handphone	11,216	3,393
Investment in office equipment	2,792	6,497
Investment in renovation	84,316	4,066
Total investment in property and plant	$138,343	$32,479

Depreciation for the period	59,305	$74,429